Derivative instruments and hedging activities - Volume of Derivative Activity in Statement of Financial Position (Detail) (JPY ¥) In Billions, unless otherwise specified	Sep. 30, 2013		Mar. 31, 2013
Derivative [Line items]
Derivative assets Notional	¥ 1,075,834		¥ 868,712
Derivative assets, Fair value	26,311	[1]	27,575	[1]
Derivative liabilities Notional	1,056,854	[2]	849,858	[2]
Derivative liabilities, Fair value	26,094	[1],[2]	27,458	[1],[2]
Derivatives used for trading and non-trading purposes [Member]
Derivative [Line items]
Derivative assets Notional	1,073,710	[3],[4]	866,872	[3],[4]
Derivative assets, Fair value	26,236	[3],[4]	27,486	[3],[4]
Derivative liabilities Notional	1,056,566	[2],[3],[4]	849,672	[2],[3],[4]
Derivative liabilities, Fair value	26,093	[2],[3],[4]	27,457	[2],[3],[4]
Derivatives used for trading and non-trading purposes [Member] | Equity contracts [Member]
Derivative [Line items]
Derivative assets Notional	17,154	[3],[4]	14,130	[3],[4]
Derivative assets, Fair value	2,416	[3],[4]	1,857	[3],[4]
Derivative liabilities Notional	17,212	[2],[3],[4]	14,550	[2],[3],[4]
Derivative liabilities, Fair value	2,582	[2],[3],[4]	2,017	[2],[3],[4]
Derivatives used for trading and non-trading purposes [Member] | Interest rate contracts [Member]
Derivative [Line items]
Derivative assets Notional	898,924	[3],[4]	727,129	[3],[4]
Derivative assets, Fair value	19,611	[3],[4]	21,685	[3],[4]
Derivative liabilities Notional	896,087	[2],[3],[4]	711,914	[2],[3],[4]
Derivative liabilities, Fair value	19,298	[2],[3],[4]	21,452	[2],[3],[4]
Derivatives used for trading and non-trading purposes [Member] | Credit contracts [Member]
Derivative [Line items]
Derivative assets Notional	42,829	[3],[4]	44,582	[3],[4]
Derivative assets, Fair value	1,589	[3],[4]	1,839	[3],[4]
Derivative liabilities Notional	41,365	[2],[3],[4]	42,889	[2],[3],[4]
Derivative liabilities, Fair value	1,760	[2],[3],[4]	1,979	[2],[3],[4]
Derivatives used for trading and non-trading purposes [Member] | Foreign exchange contracts [Member]
Derivative [Line items]
Derivative assets Notional	114,756	[3],[4]	81,002	[3],[4]
Derivative assets, Fair value	2,619	[3],[4]	2,104	[3],[4]
Derivative liabilities Notional	101,855	[2],[3],[4]	80,280	[2],[3],[4]
Derivative liabilities, Fair value	2,452	[2],[3],[4]	2,007	[2],[3],[4]
Derivatives used for trading and non-trading purposes [Member] | Commodity contracts [Member]
Derivative [Line items]
Derivative assets Notional	47	[3],[4]	29	[3],[4]
Derivative assets, Fair value	1	[3],[4]	1	[3],[4]
Derivative liabilities Notional	47	[2],[3],[4]	39	[2],[3],[4]
Derivative liabilities, Fair value	1	[2],[3],[4]	2	[2],[3],[4]
Derivatives designated as hedging instrument [Member]
Derivative [Line items]
Derivative assets Notional	2,124		1,840
Derivative assets, Fair value	75		89
Derivative liabilities Notional	288	[2]	186	[2]
Derivative liabilities, Fair value	1	[2]	1	[2]
Derivatives designated as hedging instrument [Member] | Interest rate contracts [Member]
Derivative [Line items]
Derivative assets Notional	2,039		1,748
Derivative assets, Fair value	74		88
Derivative liabilities Notional	254	[2]	162	[2]
Derivative liabilities, Fair value	1	[2]	0	[2]
Derivatives designated as hedging instrument [Member] | Foreign exchange contracts [Member]
Derivative [Line items]
Derivative assets Notional	85		92
Derivative assets, Fair value	1		1
Derivative liabilities Notional	34	[2]	24	[2]
Derivative liabilities, Fair value	¥ 0	[2]	¥ 1	[2]

[1]	Includes all gross derivative asset and liability balances irrespective of whether they are transacted under legally enforceable master netting agreements.
[2]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[3]	Includes the amount of derivatives used for non-trading purposes which are not designated as fair value or net investment hedges. As of March 31, 2013 and September 30, 2013, these amounts have not been separately presented since such amounts were not significant.
[4]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.